Contingencies, Commitments and Guarantees (Commitments - Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Contingencies, Commitments and Guarantees (Textuals) [Abstract]
Commitments to fund partnership investments	$ 956	$ 1,000
Number of years over which commitments will be invested in partnerships	5 years
Commitments to Fund Bank Credit Facilities and Private Corporate Bond Investments [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure, Off-balance Sheet Risks, Face Amount, Liability	57	144
Mortgage Loan Commitments [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure, Off-balance Sheet Risks, Face Amount, Liability	147	181
Secured Demand Notes [Member] | Affiliated Entity [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure, Off-balance Sheet Risks, Face Amount, Liability	61	86
Securities Pledged as Collateral, at Fair Value	$ 74	$ 106